Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.1%
		Communication Services—1.5%
1,095,800		Infrastrutture Wireless Italiane S.p.A.	$ 12,186,148
500,000	[1]	Pinterest, Inc.	15,975,000
1,500,000	[1]	Reservoir Media, Inc.	11,940,000
494,611	[1]	Reservoir Media, Inc.	3,937,104
900,000	[1]	WEBTOON Entertainment, Inc.	19,215,000
		TOTAL	63,253,252
		Consumer Discretionary—14.9%
600,000	[1]	Birkenstock Holding Ltd.	35,466,000
516,000	[1]	Cava Group, Inc.	43,457,520
100,000	[2]	Choice Hotels International, Inc.	12,745,000
2,445,000	[1]	CTOS LLC	12,249,450
715,000	[1]	DraftKings, Inc.	26,419,250
177,500	[1]	Duolingo, Inc.	30,519,350
515,000	[1]	Dutch Bros, Inc.	19,698,750
100,000	[1]	Etsy, Inc.	6,514,000
565,000	[1,2]	European Wax Center, Inc.	5,305,350
1,354,665	[1]	First Watch Restaurant Group, Inc.	22,040,399
262,000	[1]	Floor & Decor Holdings, Inc.	25,676,000
10,000	[1]	GEN Restaurant Group, Inc.	86,500
525,000	[1]	Lovesac Co./The	14,364,000
271,200		Moncler S.p.A	16,157,057
800,000	[1]	On Holding AG	33,136,000
500,000	[1]	Planet Fitness, Inc.	36,850,000
400,000	[1,2]	Portillo’s, Inc.	4,144,000
3,448,000	[1]	Samsonite International S.A.	9,951,971
360,000		Six Flags Entertainment Corp.	17,146,800
527,300	[1,2]	Smith Douglas Home Corp.	17,342,897
2,353,500	[1,2]	Sportradar Group AG	25,559,010
76,800		Vail Resorts, Inc.	13,978,368
600,000	[1,2]	Viking Holdings Ltd.	21,420,000
330,300		Wingstop, Inc.	123,492,564
800,000	[1]	YETI Holdings, Inc.	33,080,000
		TOTAL	606,800,236
		Consumer Staples—1.7%
801,199	[1]	Chefs Warehouse, Inc.	33,321,866
883,208	[1]	Grocery Outlet Holding Corp.	17,275,549
550,000	[1]	Maplebear, Inc.	18,969,500
		TOTAL	69,566,915
		Energy—1.8%
609,700		Matador Resources Co.	37,484,356
1,749,200		New Fortress Energy, Inc.	34,529,208
		TOTAL	72,013,564
		Financials—6.9%
625,000		Ares Management Corp.	95,750,000
925,000		Artisan Partners Asset Management, Inc.	40,848,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
865,000		Hamilton Lane, Inc.	$ 124,880,050
730,000	[1]	Toast, Inc.	19,096,800
		TOTAL	280,574,850
		Health Care—31.2%
1,310,000	[1]	Amphastar Pharmaceuticals, Inc.	57,011,200
2,198,020	[1]	Arcturus Therapeutics Holdings, Inc.	51,565,549
361,000	[1]	Argenx SE	185,288,273
65,400	[1]	Argenx SE, ADR	33,737,898
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
6,620,000	[1]	aTyr Pharma, Inc.	13,107,600
45,000	[1]	Charles River Laboratories International, Inc.	10,984,500
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
260,000	[1,2]	CRISPR Therapeutics AG	14,895,400
321,320	[1]	Dexcom, Inc.	21,791,922
3,850,000	[1]	Dynavax Technologies Corp.	43,081,500
660,929	[1]	Dyne Therapeutics, Inc.	28,360,463
394,266	[1,2]	EDAP TMS S.A., ADR	1,930,918
3,065,136	[1]	Gossamer Bio, Inc.	2,768,737
380,000	[1]	Guardant Health, Inc.	13,349,400
2,480,000	[1]	IDEAYA Biosciences, Inc.	106,764,000
528,572	[1]	Immunovant, Inc.	15,365,588
165,600	[1]	Inspire Medical Systems, Inc.	23,357,880
108,800	[1]	Insulet Corp.	21,145,280
1,070,000	[1]	Intellia Therapeutics, Inc.	28,044,700
740,000	[1]	Legend Biotech Corp., ADR	41,728,600
1,502,100	[1]	Merus NV	79,671,384
534,050	[1]	Minerva Neurosciences, Inc.	1,808,950
471,276	[1]	Moonlake Immunotherapeutics	19,628,645
332,000	[1]	Morphic Holding, Inc.	18,811,120
116,000	[1]	Natera, Inc.	11,877,240
33,700	[1]	Penumbra, Inc.	5,630,933
90,000	[1]	PROCEPT BioRobotics Corp.	5,698,800
4,075,000	[1]	Regulus Therapeutics, Inc.	10,869,300
148,400	[1]	Repligen Corp.	24,834,740
3,227,000	[1]	Rezolute, Inc.	14,828,065
585,860	[1,4]	Rezolute, Inc.	2,692,027
800,000	[1]	Rhythm Pharmaceuticals, Inc.	38,568,000
188,702	[1,3]	Sail Biomedicines, Inc.	4,539,283
233,281	[1]	Sarepta Therapeutics, Inc.	33,181,890
3,003,000	[1,2]	Scynexis, Inc.	6,396,390
1,177,300	[1]	Structure Therapeutics, Inc., ADR	44,019,247
248,231	[1,2]	Summit Therapeutics, Inc.	2,680,895
400,000	[1]	Syndax Pharmaceuticals, Inc.	9,080,000
1,091,000	[1]	Ultragenyx Pharmaceutical, Inc.	49,116,820
336,000	[1]	Vaxcyte, Inc.	26,507,040
186,000	[1]	Veeva Systems, Inc.	35,698,980
343,842	[1]	Vera Therapeutics, Inc.	12,581,179
250,000	[1]	Vericel Corp.	12,630,000
990,000	[1]	Verona Pharma PLC, ADR	22,433,400

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
675,000	[1]	Verve Therapeutics, Inc.	$ 4,725,000
335,000	[1]	Xenon Pharmaceuticals, Inc.	14,448,550
317,109	[1]	Zealand Pharma AS	42,771,772
		TOTAL	1,273,825,585
		Industrials—16.7%
248,500		Advanced Drainage System, Inc.	43,994,440
230,700		Applied Industrial Technologies, Inc.	50,336,433
788,836		Aris Water Solutions, Inc.	13,970,285
61,100	[1]	Axon Enterprise, Inc.	18,330,611
235,700		AZZ, Inc.	18,846,573
59,600	[1,2]	Chart Industries, Inc.	9,600,368
305,100		Comfort Systems USA, Inc.	101,421,342
75,000	[1]	Copart, Inc.	3,924,750
800,000	[1,2]	Fiverr International Ltd.	20,888,000
583,000	[1]	GMS, Inc.	56,102,090
903,221	[1]	GXO Logistics, Inc.	50,562,312
169,500		HEICO Corp.	40,907,130
324,496	[1,2]	Loar Holdings, Inc.	20,281,000
1,350,000	[1]	Montrose Environmental Group, Inc.	43,051,500
171,500	[1]	MYR Group, Inc.	24,092,320
130,000	[1]	NEXTracker, Inc.	6,388,200
438,600	[1]	Trex Co., Inc.	36,680,118
374,900	[1]	UL Solutions, Inc.	18,943,697
402,000		Vertiv Holdings Co.	31,637,400
212,900	[1]	XPO, Inc.	24,460,081
373,300		Xylem, Inc.	49,835,550
		TOTAL	684,254,200
		Information Technology—14.6%
1,000,000	[1]	Allegro MicroSystems, Inc.	24,040,000
500,000	[1]	Braze, Inc.	22,030,000
808,200	[1]	Camtek Ltd.	84,861,000
1,141,600	[1]	Confluent, Inc.	28,562,832
136,600	[1]	CyberArk Software, Ltd.	35,021,508
735,000	[1]	DoubleVerify Holdings, Inc.	15,523,200
311,900	[1]	Elastic N.V.	34,206,073
33,200	[1]	HubSpot, Inc.	16,501,396
1,280,400	[1]	Klaviyo, Inc.	33,546,480
24,000		Motorola Solutions, Inc.	9,574,080
137,600	[1]	Novanta, Inc.	24,930,368
300,000	[1]	OneStream, Inc.	8,355,000
120,000	[1]	Procore Technologies, Inc.	8,523,600
400,000	[1]	Q2 Holdings, Inc.	26,988,000
1,711,762	[1]	QXO, Inc.	21,397,025
539,915	[1]	Rubrik, Inc.	20,084,838
353,157,485	[1]	Seeing Machines Ltd.	20,938,559
555,000	[1]	SentinelOne, Inc.	12,709,500
343,000	[1]	Shopify, Inc.	20,991,600
927,000	[1]	Smartsheet, Inc.	44,458,920
1,505,000	[1]	SoundThinking, Inc.	23,267,300
150,000	[1]	SPS Commerce, Inc.	32,313,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
37,000	[1]	Tyler Technologies, Inc.	$ 21,020,070
183,000	[1]	Vertex, Inc.	7,255,950
		TOTAL	597,100,299
		Materials—3.3%
998,600	[1]	Aspen Aerogels, Inc.	20,381,426
1,117,300	[1]	ATI, Inc.	75,652,383
141,700		Eagle Materials, Inc.	38,584,910
		TOTAL	134,618,719
		Real Estate—5.5%
500,000		Americold Realty Trust, Inc.	14,945,000
492,000	[1]	CoStar Group, Inc.	38,385,840
800,000		Gaming and Leisure Properties, Inc.	40,160,000
600,000		Healthpeak Properties, Inc.	13,092,000
300,000		Lamar Advertising Co.	35,958,000
470,000		Ryman Hospitality Properties, Inc.	47,239,700
150,000		STAG Industrial, Inc.	6,121,500
975,000		VICI Properties, Inc.	30,478,500
		TOTAL	226,380,540
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,415,986,977)	4,008,388,160
		PREFERRED STOCKS—0.7%
		Health Care—0.7%
1,957,807	[3]	CeQur S.A.	9,114,184
1,378,500		Regulus Therapeutics, Inc.	2,481,300
41,900		Regulus Therapeutics, Inc. - Rights	7,542,000
30,200		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	5,436,000
1,315,000	[3]	Zenas Series C	2,492,320
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $26,484,275)	27,065,804
		CORPORATE BONDS—0.0%
		Health Care—0.0%
$ 900,000	[3]	CeQur S.A., Conv. Bond, 0.000%, 8/31/2024 (IDENTIFIED COST $1,009,591)	1,025,349
		WARRANTS—0.4%
		Health Care—0.4%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	449,119
200,000	[1]	Immatics N.V., Warrants 6/23/2025	584,000
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	484,679
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	270,842
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	297,756
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	7,746,251
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	3,859,340
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	3,069,330
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	232,985
		TOTAL WARRANTS (IDENTIFIED COST $21,501,363)	16,994,302

Shares or Principal Amount		Value
	INVESTMENT COMPANY—2.3%
93,477,977	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[5] (IDENTIFIED COST $93,477,977)	93,477,977
	TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $2,558,460,183)	4,146,951,592
	OTHER ASSETS AND LIABILITIES - NET—(1.5)%[6]	(61,218,205)
	TOTAL NET ASSETS—100%	$4,085,733,387
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income*
Consumer Discretionary:
CTOS LLC**	$23,080,000	$—	$(9,204,862)	$(3,055,550)	$1,429,862	$12,249,450	2,445,000	$—
Smith Douglas Home Corp.	$—	$11,213,563	$—	$6,129,334	$—	$17,342,897	527,300	$—
Health Care:
Amphastar Pharmaceuticals, Inc.**	$87,823,800	$—	$(32,943,611)	$(15,795,295)	$17,926,306	$57,011,200	1,310,000	$—
Arcturus Therapeutics Holdings, Inc.	$41,982,182	$—	$—	$9,583,367	$—	$51,565,549	2,198,020	$—
aTyr Pharma, Inc.	$6,580,000	$2,400,120	$—	$4,127,480	$—	$13,107,600	6,620,000	$—
Dynavax Technologies Corp.	$80,993,675	$—	$(22,962,572)	$(26,018,524)	$11,068,921	$43,081,500	3,850,000	$—
IDEAYA Biosciences, Inc.	$57,005,377	$14,076,105	$—	$35,682,518	$—	$106,764,000	2,480,000	$—
Merus NV**	$43,761,391	$1,436,300	$(24,690,584)	$48,590,849	$10,573,428	$79,671,384	1,502,100	$—
Minerva Neurosciences, Inc.	$2,916,100	$—	$—	$(1,107,150)	$—	$1,808,950	534,050	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$781,322	$—	$—	$(296,643)	$—	$484,679	162,100	$—
Regulus Therapeutics, Inc.	$4,077,240	$1,557,400	$—	$5,234,660	$—	$10,869,300	4,075,000	$—
Regulus Therapeutics, Inc. - Rights	$5,111,800	$—	$—	$2,430,200	$—	$7,542,000	41,900	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$—	$—	$—	$—	$5,436,000	30,200	$—
Rezolute, Inc.	$3,202,868	$2,008,240	$—	$12,308,984	$—	$14,828,065	3,227,000	$—
Rezolute, Inc., Warrants 1/1/2099	$62,688	$—	$—	$235,068	$—	$297,756	64,800	$—
Rezolute, Inc., Warrants 10/8/2027	$13,166	$—	$—	$257,676	$—	$270,842	193,334	$—
Rezolute, Inc., Warrants 12/31/2099	$1,630,843	$—	$—	$6,115,408	$—	$7,746,251	1,685,800	$—
Rezolute, Inc., Warrants 6/24/2099	$—	$3,358,760	$—	$500,580	$—	$3,859,340	839,900	$—
Scynexis, Inc.	$6,790,770	$—	$(1,026,698)	$9,431,367	$(8,799,049)	$6,396,390	3,003,000	$—
Scynexis, Inc., Warrants 1/1/2099	$2,723,490	$—	$—	$345,840	$—	$3,069,330	1,441,000	$—
Scynexis, Inc., Warrants 4/26/2029	$224,899	$—	$—	$8,086	$—	$232,985	165,355	$—
Information Technology:
Seeing Machines Ltd.	$24,268,801	$—	$(2,114,391)	$(425,909)	$(789,942)	$20,938,559	353,157,485	$—
SoundThinking, Inc.	$19,843,350	$3,109,983	$(161,228)	$748,162	$(272,967)	$23,267,300	1,505,000	$—
Affiliated issuers no longer in the port- folio at period end	$53,303,535	$92,138	$(135,062,341)	$19,238,338	$62,428,330	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$466,177,297	$39,252,609	$(228,166,287)	$114,268,846	$93,564,889	$487,841,327	391,058,344	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$54,966,211	$454,714,770	$509,680,981
Purchases at Cost	$794,843,914	$885,323,533	$1,680,167,447
Proceeds from Sales	$(793,752,250)	$(1,340,103,304)	$(2,133,855,554)
Change in Unrealized Appreciation/Depreciation	$—	$(121,182)	$(121,182)
Net Realized Gain/(Loss)	$—	$186,183	$186,183
Value as of 7/31/2024	$56,057,875	$—	$56,057,875
Shares Held as of 7/31/2024	56,057,875	—	56,057,875
Dividend Income	$4,548,126	$3,398,075	$7,946,201

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$54,608,152	$56,057,875

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2024, these restricted securities amounted to $2,692,027, which represented 0.1% of total net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,257,925,531	$18,943,697	$5,564,983	$3,282,434,211
International	710,976,974	12,186,148	2,790,827	725,953,949
Preferred Stocks
Domestic	2,481,300	12,978,000	2,492,320	17,951,620
International	—	—	9,114,184	9,114,184
Debt Securities:
Corporate Bonds	—	—	1,025,349	1,025,349
Warrants	12,972,026	4,022,276	—	16,994,302
Investment Company	93,477,977	—	—	93,477,977
TOTAL SECURITIES	$4,077,833,808	$48,130,121	$20,987,663	$4,146,951,592

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt